Investments - Summary of Gain from Investment Disposal (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 20, 2018 CNY (¥)	Nov. 20, 2018 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Schedule of Investments [Line Items]
Cash consideration collected			¥ 6,566	$ 951
Less: Carrying value of investment as at November 20, 2018			(102,373)		¥ (72,459)
Huzan Inc.
Schedule of Investments [Line Items]
Cash consideration collected	¥ 35,501	$ 5,172
Less: Carrying value of investment as at November 20, 2018	(13,658)		¥ (10,996)		¥ (19,822)	¥ (14,021)
Add: Realized gain in other comprehensive income	9,393
Gain from investment disposal	¥ 31,236